OTHER LIABILITIES - NON CURRENT AND CURRENT (Other liabilities - Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other liabilities [Abstract]
Payroll and social security payable	$ 113,117	$ 107,999
VAT liabilities	70,226	58,799
Other tax liabilities	41,738	38,153
Termination benefits	400	493
Related Parties (Note 25)	2,004	2,074
Asset retirement obligation (Note 18)	4,515	8,502
Others	17,836	24,914
Other liabilities – Current	$ 249,836	$ 240,934